7. SUBSEQUENT EVENTS (Details) - $ / shares	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended
	Dec. 20, 2018	Sep. 22, 2020	Oct. 31, 2020	Dec. 20, 2018
Exercise prcie			$ 1,200,000
2020 Plan
Term of options			1 year
Common Stock, Capital Shares Reserved for Future Issuance		20,000,000
Cell Science, Ltd [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	210,000,000			210,000,000
Directors [Member]
Options granted		300,000
Exercise prcie		$ 5.10
Term of options		7 years
Options vested, description		Twenty percent (20%) (i.e. 60,000) of the options shall vest and be exercisable immediately with the remaining 240,000 options vesting at the rate of 1/12 (i.e. 20,000 shares) per month so that all options shall be fully vested and exercisable on the first anniversary of the Grant Date